Condensed Consolidated Statements of Financial Position (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 275	$ 484	$ 352	$ 418	$ 330	$ 258
Marketable securities	22	27		19
Receivables, less allowances of $28 and $26, respectively	477	394		372
Inventories	38	39		40
Prepaid expenses and other assets	53	56		35
Deferred customer acquisition costs	38	30		27
Deferred taxes	107	107		103
Assets of discontinued operations		76		71
Total Current Assets	1,010	1,213		1,085
Property and Equipment:
At cost	363	381		322
Less: accumulated depreciation	(228)	(204)		(164)
Net Property and Equipment	135	177		158
Other Assets:
Goodwill	2,067	2,018		1,995	1,960
Intangible assets, primarily trade names, service marks and trademarks, net	1,706	1,721		1,758
Notes receivable	24	22		22
Long-term marketable securities	90	122		127
Other assets	44	49		7
Debt issuance costs	35	41		45
Assets of discontinued operations		542		1,218
Total Assets	5,112	5,905		6,415
Current Liabilities:
Accounts payable	96	92		73
Accrued liabilities:
Payroll and related expenses	71	70		69
Self-insured claims and related expenses	95	78		82
Accrued interest payable	11	51		54
Other	50	55		54
Deferred revenue	511	448		423
Liabilities of discontinued operations	8	139		101
Current portion of long-term debt	39	39		43
Total Current Liabilities	880	972		899
Long-Term Debt	3,020	3,867		3,881
Other Long-Term Liabilities:
Deferred taxes	746	712		699
Liabilities of discontinued operations		162		290
Other long-term obligations, primarily self-insured claims	139	169		111
Total Other Long-Term Liabilities	885	1,043		1,100
Commitments and Contingencies (See Note 4)
Shareholders' Equity:
Common stock $0.01 par value (authorized 2,000,000,000 shares with 140,987,217 shares issued and 133,349,047 outstanding at September 30, 2014 and 98,915,432 shares issued and 91,669,470 outstanding at December 31, 2013)	2	1		1
Additional paid-in capital	2,197	1,523		1,513
Retained deficit	(1,750)	(1,390)		(883)
Accumulated other comprehensive (loss) income	(1)	7	7	7	(6)
Less common stock held in treasury, at cost (7,638,170 shares at September 30, 2014 and 7,245,962 shares at December 31, 2013)	(122)	(118)		(103)
Total Shareholders' Equity	327	23		535	1,234	1,246
Total Liabilities and Shareholders' Equity	$ 5,112	$ 5,905		$ 6,415